ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

Adam M. Schlichtmann T +1 617 951 7114 F +1 617 235 7346 adam.schlichtmann@ropesgray.com

January 3, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Institutional Trust (the “Registrant”)

(Registration Nos. 033-49552 and 811-06740)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Registrant to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify (a) that the forms of prospectus and statement of additional information used with respect to Western Asset Institutional Government Reserves, Western Asset Institutional Liquid Reserves, Western Asset Institutional U.S. Treasury Obligations Money Market Fund, Western Asset Institutional U.S. Treasury Reserves, Western Asset Premier Institutional Government Reserves, Western Asset Premier Institutional Liquid Reserves, Western Asset Premier Institutional U.S. Treasury Reserves and Western Asset Select Tax Free Reserves. each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 143 to the Registrant’s Registration Statement (“Amendment No. 143”), and (b) that Amendment No. 143 was filed electronically.

Any questions or comments regarding this matter should be directed to the undersigned at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann
Adam M. Schlichtmann